UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07261

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)              (Zip Code)

John G. Popp

Credit Suisse Trust

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2023

  (unaudited)

◼  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2023 (unaudited)

June 30, 2023

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2023 (the "Period").

Performance Summary
01/01/2023 – 06/30/2023

Fund & Index	Performance
Class 1[1]	-8.81%
Class 2[1]	-8.69%
Bloomberg Commodity Index Total Return[2]	-7.79%

Market and Strategy Review

Commodities decreased for the Period. The Bloomberg Commodity Index Total Return (the "Index") fell 7.79%, with 16 out of 24 index constituents posting losses.

For the Period, the Portfolio underperformed the Index before and after fees and fund expenses. Commodity strategies and cash management detracted from relative performance. Within the Portfolio's commodity exposure, forward curve positioning in the Agriculture and Livestock sectors detracted from relative performance. Forward positioning within the Energy, Precious Metals, and Industrial Metals sectors contributed to performance over the Period. On an individual commodity level, Soybeans (-0.17%), Corn (-0.11%), and Lean Hogs (-0.09%) had the largest negative impact relative to the Index. Meanwhile, the top three estimated contributors to relative performance versus the Index were WTI Crude Oil (+0.06%), Gas Oil (+0.05%) and Ultra-Low Sulfur Diesel (+0.03%).

Energy fell the most during the Period, decreasing 19.95% due to a historically mild winter in the United States and Europe. Last fall, Natural Gas prices rose as the onset of the Russia-Ukraine conflict and subsequent loss of Russian natural gas supply to Europe stoked fears of gas shortages for the winter. However, the warm winter led prices for heating products to tumble, with Natural Gas falling 49.34% and Ultra-Low Sulfur Diesel falling 16.73%. Natural Gas was further pressured lower as a major US Liquefied Natural Gas (LNG) export facility experienced delays in reopening after an explosion took it offline last summer. This significantly reduced demand for natural gas in the US until the facility's return to full operations in March 2023.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

Industrial Metals declined 12.37% during the Period. Reports of weaker-than-expected economic activity in China, particularly in the property and industrial sectors, led to demand concerns for base metals like Nickel, which decreased 31.22%. Nickel prices slipped in the first quarter of 2023 as falling domestic prices and rising inventory levels showed muted supply and demand conditions for stainless steel in China. Zinc also dropped 17.15% due to demand concerns tied to Chinese economic activity. Despite economic support measures announced by Chinese policymakers, the stimulus plans were smaller than what markets had been anticipating. As a result, demand forecasts were lowered for metals used in industrial applications, such as zinc. In particular, a large increase in exchange inventory for zinc on the London Metals Exchange pointed to supply-demand conditions that may be looser than previously estimated.

Agriculture was close to flat, ending the Period 0.99% lower, as declines in grain prices were offset by gains in Sugar. Corn fell 11.90% on increased US production estimates for the 2023 harvest. Higher-than-expected planted acres of corn in the US Department of Agriculture (the "USDA") March Plantings report were followed by even higher actual planted acres in the USDA June Acreage report. Meanwhile, beneficial rains in Brazil increased yield expectations for the safrinha corn crop, which began harvest in June. The end to the La Niña climate pattern and increasing likelihood of an El Niño pattern later this year also increased expectations for the yet-to-be-planted Brazilian and Argentine crops. Ample supply led to a decline of 19.54% in Chicago Wheat as well. The Black Sea Grain deal was renewed in March 2023, allaying immediate concerns regarding the continued supply of exports from the Black Sea region. Russia's record-breaking 2022 wheat harvest led to all-time high export volumes, keeping international trade prices low and reducing demand for more expensive US wheat. In April 2023, optimism on global wheat supplies continued as increased planting in Canada, above average yields in the European Union, and beneficial rains in the US led wheat prices lower. As a counterweight, Sugar increased 29.96% over the Period. In January 2023, the Indian Sugar Mills Association reduced its estimate for the country's sugar output on lower yields and higher diversion of sugarcane to ethanol production, reducing exports from the country. The much-anticipated spring Brazil and Thai sugar harvests were unable to provide relief due to disruptive harvesting weather in Brazil and weaker-than-expected production in Thailand.

Livestock posted the largest sector gain of 4.98%, as Live Cattle was up 17.82%. Live Cattle prices were bolstered throughout the Period by USDA data indicating tight supply conditions. At the end of January 2023, the USDA reported a 3% year-over-year drop in size of the U.S. cattle herd; the USDA has continued to

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

report lower beef production and less beef in cold storage year-over-year in its subsequent monthly publications.

Lastly, Precious Metals ended the Period 2.97% higher, with Gold climbing 5.38%. Ongoing drivers of these gains were moderating US inflation and economic data, which reduced expectations of interest rate hikes, lowering the opportunity cost of holding precious metals. In March 2023, the failure of two mid-size US banks pushed prices up further. The uncertain economic climate increased demand for risk hedges and further reduced yields in the market. This weakened the US Dollar, strengthening the relative attractiveness of Gold as an alternate store of wealth.

Outlook

Macroeconomic conditions continue to diverge between developed markets and emerging markets, particularly in China. In the US, economic data on the state of the labor market and the general economy remain robust, while inflation continues to run at high, albeit declining, levels. These factors have combined to keep pressure on US policymakers to maintain a hawkish stance, causing market expectations for this year to flip from expecting rate cuts to anticipating further hikes. In contrast, Chinese macroeconomic data has been indicating stagnant or even deteriorating economic activity, ultimately spurring central authorities to implement stimulus measures to support the economy. However, importantly for commodity demand, language from Chinese authorities continues to signal little appetite for the type of broad-based stimulus that had been used in the past, which was more effective in boosting commodity consumption. Ultimately, either a moderation of hawkish policy in the US or a shift to a more accommodative stance in China could potentially be supportive for commodity prices through demand, currency, and inflation channels. Recently, Saudi Arabia decided to extend its unilateral production cut, demonstrating its new proactive approach that we highlighted in previous commentaries. We believe lower Saudi production levels, combined with an additional pledge by Russia to reduce petroleum exports, should support crude oil prices. Reduced supplies are coupled with a record forecast for global oil demand this year, according to the International Energy Agency. For agricultural prices, the shift from the La Niña weather pattern to El Niño is expected to affect precipitation levels and temperatures across the globe, potentially impacting crop yields. Overall, despite a relatively muted demand backdrop, inventory conditions remain constrained across many commodities, leaving little excess buffer to absorb potential increases in consumption.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

The Credit Suisse Commodities Management Team

Christopher Burton and Scott Ikuss

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, credit risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, liquidity risk, interest rate risk, leveraging risk, market risk, non-diversified status risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreement risk, U.S. government securities risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2023; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2024.

2  The Bloomberg Commodity Index Total Return is composed of futures contracts on 24 physical commodities. The index does not have transactions costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

Average Annual Returns as of June 30, 20231

	1 Year	5 Years	10 Years
Class 1	(10.53)%	4.76%	(1.07)%
Class 2[2]	(10.30)%	—	—

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratio is 1.03% for Class 1 shares and 0.77% for Class 2 shares. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.03% for Class 1 shares and 0.77% for Class 2 shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2024.

2  Class 2's commencement date was May 1, 2020.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the Period.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the Period. To estimate the expenses you paid over the Period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2023 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2023

Actual Portfolio Return	Class 1	Class 2
Beginning Account Value 01/01/23	$1,000.00	$1,000.00
Ending Account Value 06/30/23	$911.90	$913.10
Expenses Paid per $1,000*	$4.88	$3.65
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/23	$1,000.00	$1,000.00
Ending Account Value 06/30/23	$1,019.69	$1,020.98
Expenses Paid per $1,000*	$5.16	$3.86
	Class 1	Class 2
Annualized Expense Ratios*	1.03%	0.77%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown**

Commodity Indexed Structured Notes	5.40%
United States Agency Obligations	27.46
United States Treasury Obligations	64.85
Short-term Investments	2.29
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (5.3%)
$14,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(3)	(A+, Aa2)	12/20/23	5.060	$9,723,345
21,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(AA-, Aa1)	06/17/24	5.070	20,750,787
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $35,000,000)					30,474,132
UNITED STATES AGENCY OBLIGATIONS (27.2%)
8,500	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%(4)	(AA+, Aaa)	05/24/24	5.140	8,498,166
10,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.075%(4)	(AA+, Aaa)	08/09/24	5.135	9,994,084
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.155%(4)	(AA+, Aaa)	05/02/25	5.215	5,003,771
1,000	Federal Farm Credit Banks Funding Corp.	(AA+, Aaa)	09/01/23	0.300	991,040
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%(4)	(AA+, Aaa)	09/27/23	5.085	5,000,437
2,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%(4)	(AA+, Aaa)	11/06/23	5.195	2,000,513
7,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(4)	(AA+, Aaa)	02/05/24	5.100	7,399,717
2,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(4)	(AA+, Aaa)	05/15/24	5.100	2,600,590
8,400	Federal Home Loan Bank Discount Notes(1)	(AA+, Aaa)	07/26/23	5.000	8,370,833
5,900	Federal Home Loan Bank Discount Notes(1)	(AA+, Aaa)	02/02/24	4.692	5,723,567
19,000	Federal Home Loan Banks, SOFR + 0.030%(4)	(AA+, Aaa)	11/09/23	5.090	19,003,131
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,620,019
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,793,546
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,719,269
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,259,388
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,076,879
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,607,430
14,200	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	14,180,733
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	881,603
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,192,116
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,755,618
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,949,763
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,548,851
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	6,885,564
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $157,727,919)					155,056,628
UNITED STATES TREASURY OBLIGATIONS (64.3%)
8,200	U.S. Treasury Bills(1)	(AA+, Aaa)	08/10/23	4.374	8,155,640
35,000	U.S. Treasury Floating Rate Notes	(AA+, Aaa)	04/30/25	5.418	35,027,212

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (continued)
$54,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.029%(4)	(AA+, Aaa)	07/31/23	5.278	$54,502,316
34,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.035%(4)	(AA+, Aaa)	10/31/23	5.284	34,010,735
85,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.015%(4),(5)	(AA+, Aaa)	01/31/24	5.234	85,013,337
44,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.075%(4),(6)	(AA+, Aaa)	04/30/24	5.174	43,981,639
29,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037%(4),(6)	(AA+, Aaa)	07/31/24	5.286	28,997,445
16,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%(4)	(AA+, Aaa)	10/31/24	5.389	16,012,356
42,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%(4)	(AA+, Aaa)	01/31/25	5.449	42,270,586
6,900	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	6,734,238
8,000	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	7,937,813
3,500	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	3,445,859
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $366,298,726)					366,089,176
SHORT-TERM INVESTMENTS (2.3%)
12,928,088	State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.03% (Cost $12,928,088)				12,928,088
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $571,954,733)					564,548,024
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)					5,174,361
NET ASSETS (100.0%)					$569,722,385

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is cost yield as of June 30, 2023.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $30,474,132 or 5.3% of net assets.

(3)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 24 physical commodities.

(4)  Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2023. The rate may be subject to a cap and floor.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

(5)  At June 30, 2023, $11,842,858 in the value of this security has been pledged as collateral for open swap contracts.

(6)  At June 30, 2023, $19,596,101 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

3 mo. = 3 month

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Sep 2023	98	$5,843,250	$(989,790)
Corn Futures	USD	Sep 2023	315	7,693,875	(483,567)
Corn Futures	USD	Dec 2023	38	940,025	(238,829)
Cotton No. 2 Futures	USD	Dec 2023	72	2,893,320	(36,544)
Soybean Futures	USD	Nov 2023	162	10,880,325	480,218
Soybean Meal Futures	USD	Dec 2023	153	6,078,690	78,063
Soybean Oil Futures	USD	Dec 2023	174	6,156,468	689,184
Sugar No. 11 Futures	USD	Oct 2023	247	6,304,626	(720,449)
Wheat (KC HRW) Futures	USD	Sep 2023	84	3,360,000	(164,185)
Wheat Futures	USD	Sep 2023	158	5,142,900	88,085
					$(1,297,814)
Energy
Brent Crude Oil Futures	USD	Sep 2023	105	7,918,050	$19,057
Brent Crude Oil Futures	USD	Nov 2023	83	6,234,960	112,560
Gasoline RBOB Futures	USD	Sep 2023	13	1,344,525	59,672
Gasoline RBOB Futures	USD	Nov 2023	34	3,079,054	98,274
Light Sweet Crude Oil Futures	USD	Sep 2023	213	15,076,140	173,946
Low Sulphur Gasoil Futures	USD	Sep 2023	57	3,994,275	96,326
Low Sulphur Gasoil Futures	USD	Nov 2023	10	697,000	15,582
Natural Gas Futures	USD	Sep 2023	429	11,900,460	1,494,590
Natural Gas Futures	USD	Nov 2023	69	2,215,590	15,142
NY Harbor ULSD Futures	USD	Sep 2023	33	3,384,612	138,653
					$2,223,802

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Lead Future	USD	Sep 2023	34	$1,787,125	$3,104
LME Nickel Futures	USD	Sep 2023	35	4,306,890	(257,413)
LME Primary Aluminum Futures	USD	Sep 2023	150	8,053,125	(318,681)
LME Zinc Futures	USD	Sep 2023	80	4,778,500	(764,572)
					$(1,337,562)
Livestock
Lean Hogs Futures	USD	Aug 2023	73	2,703,920	$337,193
Lean Hogs Futures	USD	Oct 2023	34	1,065,900	(21,361)
Live Cattle Futures	USD	Aug 2023	62	4,393,940	352,259
Live Cattle Futures	USD	Oct 2023	47	3,375,540	76,241
					$744,332
Precious Metals
Copper Futures	USD	Sep 2023	31	2,913,612	$(11,930)
Copper Futures	USD	Dec 2023	81	7,638,300	(107,138)
Gold 100 oz. Futures	USD	Dec 2023	166	32,668,800	(58,793)
Silver Futures	USD	Sep 2023	78	8,977,800	(580,627)
					$(758,488)
Total Net Unrealized Appreciation (Depreciation)					$(425,730)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$20,799,899	07/26/23	Bank of America	Bloomberg Commodity Index Total Return	5.29%	At Maturity	$—	$(409,445)
USD	29,256,519	07/26/23	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	5.44%	At Maturity	—	(455,523)
USD	43,908,894	07/26/23	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.27%	At Maturity	—	(863,983)
USD	38,964,163	07/26/23	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	5.44%	At Maturity	—	(749,667)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$69,818,422	07/26/23	Societe Generale	Bloomberg Commodity Index Total Return	5.29%	At Maturity	$—	$(1,374,372)
USD	42,034,022	07/26/23	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	5.32%	At Maturity	—	(912,695)
USD	34,699,119	07/26/23	Societe Generale	Societe Generale P04 TR Index(c)	5.44%	At Maturity	—	(679,863)
Total							$—	$(5,445,548)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/23 Value(1)
CBOT Bean Oil DEC 23 Futures	3.24%	26.42	$934,969
CBOT Corn DEC 23 Futures	4.39%	51.24	1,267,446
NYMEX WTI Crude Oil SEP 23 Futures	8.05%	32.82	2,322,676
ICE Brent Crude Oil SEP 23 Futures	7.50%	28.71	2,164,969
NYBOT Cotton DEC 23 Futures	1.58%	11.32	455,041
COMEX Gold AUG 23 Futures	16.25%	24.32	4,691,420
COMEX High Grade Copper SEP 23 Futures	5.31%	16.30	1,532,389
NYMEX Heating Oil SEP 23 Futures	1.90%	5.35	548,258
NYBOT Coffee SEP 23 Futures	3.04%	14.69	876,132
KCBOT Kansas Wheat SEP 23 Futures	1.82%	13.11	524,328
LME Aluminium SEP 23 Futures	4.05%	21.77	1,168,654
CME Live Cattle OCT 23 Futures	4.05%	16.26	1,168,124
CME Lean Hogs AUG 23 Futures	2.09%	16.28	603,195
LME Lead SEP 23 Futures	0.93%	5.13	269,693
LME Nickel SEP 23 Futures	2.09%	4.91	604,451
LME Zinc SEP 23 Futures	2.34%	11.31	675,349
NYMEX Nat Gas SEP 23 Futures	6.92%	72.01	1,997,657
ICE Gas Oil SEP 23 Futures	2.45%	10.08	706,326
CBOT Soybeans NOV 23 Futures	5.80%	24.95	1,675,532
NYBOT Sugar OCT 23 Futures	3.20%	36.16	922,936

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

Commodity Name	Weight	Quantity(1)	6/30/23 Value(1)
COMEX Silver SEP 23 Futures	4.64%	11.64	$1,339,867
CBOT Soy Meal DEC 23 Futures	3.15%	22.89	909,406
CBOT Wheat SEP 23 Futures	2.63%	23.37	760,623
NYMEX Unleaded Gasoline SEP 23 Futures	2.58%	7.19	743,810

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2023.

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/23 Value(1)
CBOT Bean Oil DEC 23 Futures	3.25%	35.14	$1,243,351
CBOT Corn DEC 23 Futures	4.43%	68.58	1,696,485
NYMEX WTI Crude Oil SEP 23 Futures	8.06%	43.64	3,088,768
NYBOT Cotton DEC 23 Futures	1.58%	15.06	605,129
COMEX Gold AUG 23 Futures	16.29%	32.34	6,238,799
COMEX High Grade Copper SEP 23 Futures	5.32%	21.68	2,037,819
NYMEX Heating Oil SEP 23 Futures	1.90%	7.11	729,091
NYBOT Coffee SEP 23 Futures	3.04%	19.54	1,165,108
KCBOT Kansas Wheat SEP 23 Futures	1.82%	17.43	697,268
CME Live Cattle AUG 23 Futures	4.08%	22.03	1,561,101
ICE Brent Crude Oil SEP 23 Futures	7.52%	38.18	2,879,045
ICE Gas Oil SEP 23 Futures	2.45%	13.40	939,295
CME Lean Hogs AUG 23 Futures	2.09%	21.66	802,148
LME Aluminium SEP 23 Futures	4.06%	28.95	1,554,113
LME Nickel SEP 23 Futures	2.10%	6.53	803,818
LME Lead SEP 23 Futures	0.94%	6.82	358,646
LME Zinc SEP 23 Futures	2.34%	15.04	898,101
NYMEX Nat Gas SEP 23 Futures	6.94%	95.77	2,656,548
NYMEX Unleaded Gasoline SEP 23 Futures	2.58%	9.56	989,142
CBOT Soybeans NOV 23 Futures	5.56%	31.70	2,129,130
NYBOT Sugar OCT 23 Futures	3.20%	48.08	1,227,350
COMEX Silver SEP 23 Futures	4.65%	15.48	1,781,798
CBOT Soy Meal DEC 23 Futures	3.16%	30.44	1,209,357
CBOT Wheat SEP 23 Futures	2.64%	31.08	1,011,501

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2023.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2023 (unaudited)

(c)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/23 Value(1)
LME Aluminium SEP 23 Futures	4.06%	25.77	$1,383,697
ICE Brent Crude Oil NOV 23 Futures	7.50%	34.03	2,555,985
CBOT Bean Oil DEC 23 Futures	3.25%	31.28	1,106,821
NYMEX WTI Crude Oil NOV 23 Futures	8.04%	38.84	2,741,138
NYBOT Coffee SEP 23 Futures	3.04%	17.40	1,037,261
CBOT Corn DEC 23 Futures	4.43%	61.05	1,510,200
NYBOT Cotton DEC 23 Futures	1.58%	13.41	538,748
COMEX High Grade Copper DEC 23 Futures	5.33%	19.25	1,815,718
ICE Gas Oil NOV 23 Futures	2.46%	12.03	838,470
NYMEX Heating Oil NOV 23 Futures	1.90%	6.36	649,226
CME Live Cattle OCT 23 Futures	4.06%	19.26	1,383,015
CME Lean Hogs OCT 23 Futures	2.01%	21.83	684,347
NYMEX Nat Gas NOV 23 Futures	7.05%	74.89	2,404,590
LME Nickel SEP 23 Futures	2.10%	5.81	715,376
LME Lead SEP 23 Futures	0.94%	6.07	319,157
NYMEX Unleaded Gasoline NOV 23 Futures	2.57%	9.68	876,318
CBOT Soy Meal DEC 23 Futures	3.16%	27.09	1,076,474
CBOT Soybeans NOV 23 Futures	5.56%	28.22	1,895,507
NYBOT Sugar OCT 23 Futures	3.20%	42.80	1,092,500
KCBOT Kansas Wheat SEP 23 Futures	1.82%	15.51	620,583
CBOT Wheat SEP 23 Futures	2.64%	27.67	900,528
COMEX Silver SEP 23 Futures	4.65%	13.78	1,586,239
COMEX Gold DEC 23 Futures	16.29%	28.22	5,554,563
LME Zinc SEP 23 Futures	2.35%	13.39	799,598

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2023.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets
Investments at value (Cost $571,954,733) (Note 2)	$564,548,024
Cash	792
Cash segregated at brokers for swap contracts	10,580,002
Interest receivable	4,788,452
Variation margin receivable on futures contracts (Note 2)	2,289,557
Receivable for Portfolio shares sold	37,464
Prepaid expenses and other assets	14,442
Total assets	582,258,733
Liabilities
Investment advisory fee payable (Note 3)	275,563
Administrative services fee payable (Note 3)	25,746
Shareholder servicing/Distribution fee payable (Note 3)	6,414
Cash received from brokers for futures contracts	1,416,694
Unrealized depreciation on open swap contracts (Note 2)	5,445,548
Payable for investments purchased	5,000,000
Payable for Portfolio shares redeemed	37,507
Trustees' fee payable	11,971
Accrued expenses	316,905
Total liabilities	12,536,348
Net Assets
Capital stock, $.001 par value (Note 6)	32,005
Paid-in capital (Note 6)	649,651,421
Total distributable earnings (loss)	(79,961,041)
Net assets	$569,722,385
Class 1 Shares
Net assets	$30,905,130
Shares outstanding	1,742,752
Net asset value, offering price and redemption price per share	$17.73
Class 2 Shares
Net assets	$538,817,255
Shares outstanding	30,262,243
Net asset value and offering price per share	$17.80

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2023 (unaudited)

Investment Income
Interest	$12,575,451
Securities lending (net of rebates)	7,132
Total investment income	12,582,583
Expenses
Investment advisory fees (Note 3)	1,691,691
Administrative services fees (Note 3)	46,814
Shareholder servicing/Distribution fees (Note 3)
Class 1	42,183
Transfer agent fees	315,936
Trustees' fees	38,284
Audit and tax fees	36,488
Custodian fees	34,332
Printing fees	22,036
Legal fees	16,183
Insurance expense	7,330
Commitment fees (Note 4)	6,147
Miscellaneous expense	6,410
Total expenses	2,263,834
Net investment income	10,318,749
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(16,980,513)
Net realized loss from futures contracts	(16,882,701)
Net realized loss from swap contracts	(35,475,704)
Net change in unrealized appreciation (depreciation) from investments	5,136,094
Net change in unrealized appreciation (depreciation) from futures contracts	(290,281)
Net change in unrealized appreciation (depreciation) from swap contracts	1,169,846
Net realized and unrealized loss from investments, futures contracts and swap contracts	(63,323,259)
Net decrease in net assets resulting from operations	$(53,004,510)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income	$10,318,749	$6,348,658
Net realized gain (loss) from investments, futures contracts and swap contracts	(69,338,918)	145,306,614
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	6,015,659	(43,720,825)
Net increase (decrease) in net assets resulting from operations	(53,004,510)	107,934,447
From Distributions
From distributable earnings
Class 1	(7,042,674)	(7,067,373)
Class 2	(112,103,410)	(103,984,872)
Net decrease in net assets resulting from distributions	(119,146,084)	(111,052,245)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	31,890,628	46,030,520
Reinvestment of distributions	119,146,084	111,052,245
Net asset value of shares redeemed	(12,945,256)	(164,587,469)
Net increase (decrease) in net assets from capital share transactions	138,091,456	(7,504,704)
Net decrease in net assets	(34,059,138)	(10,622,502)
Net Assets
Beginning of period	603,781,523	614,404,025
End of period	$569,722,385	$603,781,523

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 1 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(unaudited)	2022	2021[1]	2020[1]	2019[1]	2018[1]
Per share data
Net asset value, beginning of period	$24.42	$24.74	$20.28	$22.02	$20.82	$24.18
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.34	0.18	(0.20)	0.00[3]	0.24	0.24
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(2.33)	4.13	5.85	(0.60)	1.14	(3.00)
Total from investment operations	(1.99)	4.31	5.65	(0.60)	1.38	(2.76)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(4.70)	(4.63)	(1.19)	(1.14)	(0.18)	(0.60)
Return of capital	—	—	—	(0.00)[3]	—	—
Total dividends and distributions	(4.70)	(4.63)	(1.19)	(1.14)	(0.18)	(0.60)
Net asset value, end of period	$17.73	$24.42	$24.74	$20.28	$22.02	$20.82
Total return[4]	(8.81)%	16.03%	27.90%	(1.48)%	6.69%	(11.66)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$30,905	$37,182	$30,902	$20,156	$453,138	$389,931
Ratio of net expenses to average net assets	1.03%[5]	1.05%	1.05%	1.05%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets	3.35%[5]	0.70%	(0.85)%	0.13%	1.22%	0.93%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	—%	—%	0.01%	0.00%[6]	—%
Portfolio turnover rate[7]	33%	49%	29%	184%	148%	105%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5  Annualized.

6  This amount represents less than 0.01%.

7  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 2 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,		Period from May 1, 2020 (inception date) to
	(unaudited)	2022	2021[1]	December 31, 2020[1]
Per share data
Net asset value, beginning of period	$24.53	$24.79	$20.28	$15.78
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.37	0.25	(0.14)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(2.34)	4.14	5.91	4.56
Total from investment operations	(1.97)	4.39	5.77	4.50
LESS DIVIDENDS
Dividends from net investment income	(4.76)	(4.65)	(1.26)	—
Total dividends	(4.76)	(4.65)	(1.26)	—
Net asset value, end of period	$17.80	$24.53	$24.79	$20.28
Total return[3]	(8.69)%	16.34%	28.46%	28.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$538,817	$566,599	$583,502	$469,048
Ratio of net expenses to average net assets	0.77%[4]	0.77%	0.78%	0.80%[4]
Ratio of net investment income (loss) to average net assets	3.61%[4]	0.96%	(0.57)%	(0.32)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	—%	—%	0.01%[4]
Portfolio turnover rate[5]	33%	49%	29%	184%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2023 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2023, the Portfolio held $85,397,572 in the Subsidiary, representing 15% of the Portfolio's consolidated net assets. For the six months ended June 30, 2023, the net realized loss on securities and other financial instruments held in the Subsidiary was $52,355,012.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 1. Organization (continued)

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$30,474,132	$—	$30,474,132
United States Agency Obligations	—	155,056,628	—	155,056,628
United States Treasury Obligations	—	366,089,176	—	366,089,176
Short-term Investment	12,928,088	—	—	12,928,088
	$12,928,088	$551,619,936	$—	$564,548,024
Other Financial Instruments*
Futures Contracts	$4,328,149	$—	$—	$4,328,149
Liabilities
Other Financial Instruments*
Futures Contracts	$4,753,879	$—	$—	$4,753,879
Swap Contracts	—	5,445,548	—	5,445,548
	$4,753,879	$5,445,548	$—	$10,199,427

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio has adopted a derivatives risk management program pursuant to new Rule 18f-4 under the 1940 Act in order to assess and manage the Portfolio's derivatives risk, taking into account the Portfolio's derivatives transactions and how these transactions interact with the Portfolio's other investments. Because the Portfolio engages in derivatives transactions beyond a certain

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

amount in order to pursue its investment objectives and policies, the Portfolio is required to comply with value at risk ("VaR") based limits on its leverage risk. The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2023, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2023 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2023.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$4,328,149	$4,753,879	$(16,882,701)	$(290,281)
Total return swap contracts	—	5,445,548	(35,475,704)	1,169,846
	$4,328,149	$10,199,427	$(52,358,405)	$879,565

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at June 30, 2023 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2023, the Portfolio held average monthly notional values of $171,616,984, $12,522,146 and $301,284,257 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$864,968	$—	$—	$(864,968)	$—
Macquarie Bank Ltd.	1,613,650	—	—	(1,613,650)	—
Societe Generale	2,966,930	—	(2,966,930)	—	—
	$5,445,548	$—	$(2,966,930)	$(2,478,618)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Index. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2023, the amount of restricted cash received from brokers related to open futures contracts was $1,416,694.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2023, the amount of restricted cash held at brokers related to open swap contracts was $10,580,002.

I) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2023, the value of these securities comprised 5.3% of the Portfolio's net assets and resulted in unrealized depreciation of $4,525,868.

J) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of June 30, 2023, there were no securities on loan.

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the six months ended June 30, 2023, total earnings received in connection with securities lending arrangements was $94,405, of which $84,907 was rebated to borrowers (brokers). The Portfolio retained $7,132 in income, and SSB, as lending agent, was paid $2,366.

K) OTHER — The United Kingdom's Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

and certain other interbank offered rates, such as the Euro Overnight Index Average ("EONIA"), ceased to be published after December 31, 2021. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Portfolio may have instruments linked to other interbank offered rates that may also cease to be published in the future.

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2023, investment advisory and administration fees earned by Credit Suisse were $1,691,691. Effective June 12, 2023, Credit Suisse serves as investment adviser and co-administrator for the Portfolio pursuant to an interim advisory agreement. Until a new advisory agreement is approved by shareholders of the Portfolio, Credit Suisse's fees under the interim advisory agreement will be held in an interest-bearing escrow account. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets for Class 1 shares and 0.80% of the Portfolio's average daily net assets for Class 2 shares. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2024.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2023 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires December 31, 2023
Class 1	$1,436	$1,436
Class 2	—	—
	$1,436	$1,436

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the six months ended June 30, 2023, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $42,183. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At June 30, 2023 and for the six months ended June 30, 2023, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$21,000,000	$13,632,349	$147,918,345	$177,196,148

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Portfolio offers Class 1 and Class 2 shares. Transactions in capital shares for each class of the Portfolio were as follows:

	Class 1
	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022
	Shares	Value	Shares	Value
Shares sold	115,606	$2,591,834	880,727	$24,174,085
Shares issued in reinvestment of distributions	383,797	7,042,674	267,805	7,067,373
Shares redeemed	(279,336)	(5,662,915)	(874,982)	(22,696,877)
Net increase	220,067	$3,971,593	273,550	$8,544,581

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class 2
	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022
	Shares	Value	Shares	Value
Shares sold	1,433,494	$29,298,794	824,408	$21,856,435
Shares issued in reinvestment of distributions	6,089,267	112,103,410	3,929,889	103,984,872
Shares redeemed	(357,477)	(7,282,341)	(5,197,386)	(141,890,592)
Net increase (decrease)	7,165,284	$134,119,863	(443,089)	$(16,049,285)

On August 18, 2021, reverse share splits were announced for each class of the Portfolio, pursuant to which shareholders received one share in exchange for every six shares of the Portfolio.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Portfolio and proportionately increased the net asset value ("NAV") per share of each class of the Portfolio such that the market value of the Portfolio's shares will remain the same. The reverse share splits applied the same ratio to each class of shares of the Portfolio. A reverse share split does not alter the rights or total value of a shareholder's investment in the Portfolio, nor will it be a taxable event for Portfolio investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Portfolio has been adjusted to reflect the reverse share split.

On June 30, 2023, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class 1	2	83%
Class 2	4	100%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 8. UBS Merger

On June 12, 2023 (the "Closing Date"), Credit Suisse Group AG ("CS Group") merged with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Transaction"), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Portfolio's investment manager, and Credit Suisse Securities (USA) LLC ("CSSU"), the Portfolio's distributor. As a result of the Transaction, each of Credit Suisse and CSSU is now an indirect wholly owned subsidiary of UBS Group.

The closing of the Transaction was deemed to result in an assignment of the Portfolio's investment advisory agreement with Credit Suisse (the "Prior Advisory Agreement"), resulting in its automatic termination as of the Closing Date. Prior to the Closing Date, the Board of the Portfolio approved a new investment advisory agreement with Credit Suisse (the "New Advisory Agreement"), which is subject to shareholder approval at a joint special meeting of shareholders of the Portfolio and the other Credit Suisse Funds to be held on August 24, 2023. In addition, prior to the Closing Date, the Board of the Portfolio approved an interim investment advisory agreement with Credit Suisse (the "Interim Advisory Agreement"). The Interim Advisory Agreement did not require shareholder approval. The Interim Advisory Agreement took effect upon the Closing Date when the Prior Advisory Agreement was deemed to have terminated, so that Credit Suisse could continue to manage the Portfolio following the Closing Date. The Interim Advisory Agreement will terminate upon the earlier of shareholder approval of the corresponding New Advisory Agreement or 150 days following the Closing Date (i.e., November 9, 2023). Each Interim Advisory Agreement contains the same terms and conditions as the corresponding Prior Advisory Agreement except for the effective and termination dates, the termination and escrow provisions required by Rule 15a-4 under the 1940 Act and certain non-material changes. During the period that each Interim Advisory Agreement is in effect, Credit Suisse's advisory fees will be held in an interest-bearing escrow account, pursuant to Rule 15a-4.

In addition, on June 7, 2023, Credit Suisse, CSSU and certain of their affiliates filed an application (the "Application") for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser and principal underwriter, as applicable, to registered investment companies, including the Portfolio, in connection with a consent order and final judgment (the "Consent Judgment") filed in New Jersey Superior Court on October 24,

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 8. UBS Merger (continued)

2022. The Consent Judgment was entered against certain of Credit Suisse's affiliates, including CSSU, but did not involve the Portfolio or the services that Credit Suisse, CSSU and their affiliates provided to the Portfolio. Because Credit Suisse is an affiliate of the entities subject to the Consent Judgment, it could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit Suisse, CSSU and their affiliates, as well as to UBS Group and its affiliates ("UBS"), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse, CSSU and certain of their affiliates also applied for a permanent order, which the SEC granted on July 5, 2023. The permanent order grants (i) a time-limited exemption from Section 9(a) (the "Time-Limited Exemption"), which enables Credit Suisse and CSSU to provide investment advisory and distribution services, as applicable, to the Portfolio until the 12-month anniversary of the Closing Date (by which point such services are anticipated to be transitioned to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.

No changes to the investment objective, principle investment strategies and policies, principal risks, fundamental and non-fundamental investment policies, or portfolio managers ("Fund-specific changes") (other than potential personnel changes outside of Credit Suisse's control) of the Portfolio are currently contemplated as a result of the Transaction or the Time-Limitation Exemption. Although no Fund-specific changes are currently contemplated as a result of the Transaction, shareholders should note that Credit Suisse is expected to transition the investment advisory services that it currently provides to the Portfolio to one or more registered investment advisers affiliated with UBS on or prior to June 12, 2024 (the "UBS Transition"). In connection with, or following the completion of, the UBS Transition, it is possible that there could be Fund-specific changes. In addition, subject to Board approval, the distribution services provided to the Portfolio by CSSU will be transitioned to UBS and one or more other Fund service providers may change prior the expiration of the Time-Limited Exemption in connection with the UBS Transition. However, the exact structure and timing of the UBS Transition and Fund-specific changes (if any) related to the UBS Transition have not yet been finalized. Any Fund-specific changes would be implemented without shareholder approval to the extent permitted under the federal securities laws (except for any changes to the Portfolio's fundamental investment policies, which would require shareholder approval). Shareholder of the Portfolio will be promptly notified of any material Fund-specific changes.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2023 (unaudited)

Note 9. Subsequent Events

In preparing the financial statements as of June 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited)

The Portfolio's Board of Trustees (the "Board" and the members thereof, the "Board Members"), including a majority of the Board Members who are not "interested persons" of the Portfolio (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Board Members"), unanimously approved the Portfolio's interim investment management agreement (the "Interim Management Agreement") and new investment management agreement with Credit Suisse Asset Management, LLC ("Credit Suisse") (the "New Management Agreement") at a meeting of the Board held on May 16, 2023 (the "May 2023 Board Meeting") after concluding that each of the approval of the Interim Management Agreement and New Management Agreement was in the best interests of the Portfolio and its shareholders. The factors considered by the Board in considering and approving the Interim Management Agreement and New Management Agreement are set out below.

In anticipation of the closing of the merger of Credit Suisse Group AG ("CS Group") with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Merger"), and in response to a request from the Board, representatives of UBS Group and its affiliates (collectively, "UBS") attended the May 2023 Board Meeting and provided information regarding the UBS asset management business and the investment advisory and principal underwriting services currently provided to the UBS family of registered investment companies (the "UBS Presentation").

The Board's evaluation of the Interim Management Agreement and New Management Agreement reflected information provided at the May 2023 Board Meeting as well as, where relevant, information relating to the Portfolio and Credit Suisse, that was previously furnished to the Board in connection with a special meeting held on November 9, 2022, where the Board discussed the information and materials relating to the renewal of the Portfolio's prior investment management agreement with Credit Suisse (the "Prior Management Agreement"), and at an in person meeting held on November 14-15, 2022 (the "November 2022 15(c) Meeting"), where the Board approved the renewal of the Prior Management Agreement (collectively, the "November 2022 15(c) Materials"), and information provided to the Board at other Board meetings throughout the year. The Board considered Credit Suisse's representations at the May 2023 Board Meeting that (i) no material changes to the information provided in the November 2022 15(c) Materials had occurred since the November 2022 15(c) Meeting, (ii) with respect to the Interim Management Agreement, the scope and quality of services under the Interim Management Agreement will be at least equivalent to the scope and quality of services provided under the Prior Management Agreement, and (iii) the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

personnel, resources and services provided to the Portfolio are not expected to change under the Interim Management Agreement and New Management Agreement and will be similar to those services provided under the Prior Management Agreement. The Board also considered that the Interim Management Agreement will be substantially similar to the Prior Management Agreement, including with respect to compensation, except for certain terms including the term, termination and escrow provisions required by Rule 15a-4 under the 1940 Act and certain non-material changes.

The Board, including all of the Independent Board Members, were assisted by experienced independent legal counsel throughout the Interim Management Agreement and New Management Agreement review process. The Independent Board Members discussed the proposed approval in private session with such counsel at which no representatives of management or Credit Suisse were present. The Board Members, including each of the Independent Board Members, relied upon the advice of independent legal counsel and his or her own business judgment in determining the material factors to be considered in evaluating the Interim Management Agreement and New Management Agreement and the weight to be given to each such factor. The conclusions reached by the Board Members were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, the Board Members may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Interim Management Agreement and New Management Agreement.

On June 7, 2023, Credit Suisse, Credit Suisse Asset Management Limited ("Credit Suisse UK") and certain of their affiliates filed an application with the Securities and Exchange Commission (the "Commission") pursuant to Section 9(c) of the 1940 Act for temporary and permanent orders granting an exemption to Credit Suisse, Credit Suisse UK and their affiliates, as well as to UBS, from the prohibitions under Section 9(a) of the 1940 Act, in connection with a consent order and final judgment ("Consent Judgment") filed in New Jersey Superior Court on October 24, 2022, which was entered against certain of Credit Suisse's affiliates. Section 9(a) of the 1940 Act automatically prohibits entities that are, or whose affiliates are, subject to, among other things, certain court ordered "injunctions," from serving or acting as investment adviser of any investment company registered under the 1940 Act or a principal underwriter for any registered open-end investment company under the 1940 Act, or serving in various other capacities in respect of registered investment companies.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

While the application for the Section 9(c) exemption was submitted and the temporary order (the "Temporary Order") granting a temporary exemption from Section 9(a) of the 1940 Act was granted to Credit Suisse, Credit Suisse UK and their affiliates, as well as to UBS, after the Board approved the New Management Agreement at the May 2023 Board Meeting, since shortly after the entry of the Consent Judgment in October 2022, the Board has been apprised of the Consent Judgment and the potential consequences thereof under Section 9(a) of the 1940 Act and have been provided with regular updates. In addition, the Board was apprised of the filing of the Section 9(c) exemption application and the implications of the Time-Limited Exemption (as defined below) prior to approving the submission of the New Management Agreement to shareholders at a meeting of the Board held on June 15, 2023.

The "Time-Limited Exemption" refers to the time-limited exemption from Section 9(a) of the 1940 Act for 12 months from the closing date sought by Credit Suisse, Credit Suisse UK and certain of their affiliates to provide Credit Suisse, Credit Suisse UK and Credit Suisse Securities (USA) LLC ("CSSU") with adequate time to complete the CS Portfolio Servicing Reorganization (as defined below) while engaged in serving as investment adviser to the Portfolio and as underwriter to the Portfolio (as defined below) (collectively, "Portfolio Servicing Activities"). The "CS Portfolio Servicing Reorganization" refers to the process of (i) transitioning the Portfolio Servicing Activities that Credit Suisse, Credit Suisse UK and CSSU perform on behalf of one or more of the funds to other providers of such services, and/or (ii) restructuring the applicants' businesses such that Credit Suisse, Credit Suisse UK and/or each other company that was an "affiliated person" of the settling entities as of the date of the Section 9(c) application may provide Portfolio Servicing Activities without being subject to disqualification under Section 9(a) of the 1940 Act.

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fees of the Portfolio under its Prior Management Agreement and its Interim Management Agreement and New Management Agreement (which fees are identical), in light of the extent and quality of the management services provided by Credit Suisse, as investment adviser.

The Board also considered that Credit Suisse and the Portfolio have entered into a contractual expense limitation agreement limiting the Portfolio's total net expenses and that this arrangement was expected to continue under the Interim Management Agreement and New Management Agreement. The

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

Board noted that the Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation at the time the fees are recouped. The Board also noted that the expense limitation agreement may not be terminated before May 1, 2024.

The November 2022 15(c) Materials included information comparing the Portfolio's contractual management fee, the Portfolio's contractual management fee less any waivers and/or reimbursements ("actual management fee"), and the Portfolio's overall expenses with those of funds in both the relevant expense group (each, an "Expense Group") and universe of funds (each, an "Expense Universe") provided by Broadridge, an independent provider of investment company data. The November 15(c) Materials included a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Portfolio's Board noted that, with respect to the Portfolio's fees and expenses compared to its peers as presented in a report provided by Broadridge, the Portfolio's contractual management fees ranked second in its Expense Group (which is comprised of four funds), the Portfolio's actual management fees ranked third in its Expense Group and in the second quintile relative to its Expense Universe, and the Portfolio's total expenses ranked fourth in its Expense Group and in the fourth quintile relative to its Expense Universe.

Nature, Extent and Quality of the Services

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services, included credit analysis and research, supervising the day-to-day operations of the Portfolio's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Portfolio's credit facility and supervising and/or preparing the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

Portfolio filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Portfolio. The Board also considered Credit Suisse's compliance program with respect to the Portfolio. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board also reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement and considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Portfolio are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Portfolio Performance

The Board considered information provided in the November 2022 15(c) Materials and at each subsequent quarterly meeting to consider the performance of the Portfolio. That information in the November 2022 15(c) Materials included performance results of the Portfolio over the previous year ended August 31, 2022 as well as over the two-, three-, four-, and five- year periods ended August 31, 2022 along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio for the same time periods provided by Broadridge. The November 2022 15(c) materials included a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Portfolio's Board noted that, with respect to the Portfolio's performance compared to its peers as presented in a report provided by Broadridge, along with other information provided by Credit Suisse, the Portfolio's performance ranked in the second quintile relative to its Performance Universe for the one-year period reported, ranked in the fifth quintile relative to its Performance Universe for the two- and five-year periods reported, and ranked in the fourth quintile relative to its Performance Universe for the three- and four-year periods reported.

The Board also considered the investment performance of the Portfolio relative to its stated objectives.

The Board noted that at the May 2023 Board Meeting, the Board received information from Credit Suisse regarding the Portfolio's performance relative to its benchmark for the one- and three-month, year-to-date and one-, three-, five- and ten-year and since inception periods ended March 31, 2023.

Credit Suisse Profitability

The Board referred to a profitability analysis of Credit Suisse provided in the November 2022 15(c) Materials based on the fees payable under the Prior Management Agreement and the Interim Management Agreement and New Management Agreement for the Portfolio, including any fee waivers, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board's deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Board had also received net profitability information for the Portfolio. The Board reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Portfolio.

Economies of Scale

The Board considered information provided in the November 2022 15(c) Materials regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Portfolio. The Board considered that if the Portfolio's asset levels grow, further economies of scale potentially could be realized (although this is not guaranteed) and also

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

noted the contractual expense limitations currently in place between the Portfolio and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Portfolio, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio previously included in the November 2022 15(c) Materials. Such benefits included, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Portfolio (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as, with respect to the Portfolio, the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients, as provided in the November 2022 15(c) Materials.

Other Factors and Broader Review

As discussed above, the Board previously reviewed and referred to detailed materials received from Credit Suisse as part of this special approval process. The Board also reviews and assesses the quality of the services that the Portfolio receives throughout the year and reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed Portfolio performance reports, and Credit Suisse's compliance procedures.

The Board also considered the information provided by the representatives of UBS during the UBS Presentation at the May 2023 Board Meeting. In particular, the Board considered the information regarding the investment advisory and principal underwriting services currently provided to the UBS family of registered investment companies.

In addition, the Board considered representations from Credit Suisse and UBS that there were no plans to make any changes to the investment objective(s), principal investment strategies and policies, principal risks,

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Interim and New Investment Management Agreements (unaudited) (continued)

fundamental and non-fundamental investment policies or portfolio managers (other than potential personnel changes outside of Credit Suisse's control) of the Portfolio upon the closing of the Merger.

Conclusions

After consideration of the foregoing, the Board reached the following conclusions regarding the Interim Management Agreement and New Management Agreement (in addition to the conclusions set forth above):

•  The contractual and net advisory fees for the Portfolio were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied by the nature, extent and quality of the investment advisory services provided to the Portfolio by Credit Suisse, in a challenging commodities environment, and that, based on dialogue with management and counsel, the services to be provided by Credit Suisse under the Interim Management Agreement and New Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Interim Management Agreement and New Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Portfolio's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Interim Management Agreement and New Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. After consideration of these factors, the Portfolio's Board concluded that the approval of the Interim Management Agreement and New Management Agreement was in the best interests of the Portfolio and the Portfolio's shareholders.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Liquidity Risk Management Program (unaudited)

The Portfolio has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Portfolio's liquidity risk, i.e., the risk that the Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Portfolio. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Portfolio's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Portfolio's liquidity risk and classifies each investment held by each Portfolio as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Portfolio's investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended June 30, 2023, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio's prospectus for more information regarding the Portfolio's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0623

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 18, 2023

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: August 18, 2023